Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Leasehold improvements	$ 149,873	$ 102,264	$ 85,016
Furniture & fixtures	47,175	23,115	1,462
Equipment	151,672	49,180
Gross property and equipment	348,720	174,559	86,478
Less accumulated depreciation and amortization	61,100	19,744	0
Net property and equipment	$ 287,620	$ 154,815	$ 86,478